NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                                                                               December 2, 2019

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust -      Astor Dynamic Allocation Fund

  Astor Macro Alternative Fund

  Astor Sector Allocation Fund

  Changing Parameters Fund

Post-Effective Amendment No. 1239 and 1240 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Astor Dynamic Allocation Fund, Astor Macro Alternative Fund, Astor Sector Allocation Fund and Changing Parameters Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Astor Dynamic Allocation Fund	1239	0001580642-19-005251	November 22, 2019
Astor Macro Alternative Fund	1239	0001580642-19-005251	November 22, 2019
Astor Sector Allocation Fund	1239	0001580642-19-005251	November 22, 2019
Changing Parameters Fund	1240	0001580642-19-005308	November 27, 2019

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary